Organization and Description of Business (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 414,573	$ 388,096
Net income (loss)	(26,477)	(66,524)
Net cash flows used in operating activities	(81,190)	(55,568)
Cash and cash equivalents	217,502	$ 39,929
Cash, cash equivalents, and short-term investments	$ 225,500